Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Revenue	$ 387,849	$ 367,668
Cost of services (excluding depreciation and amortization)	158,939	147,103
Selling, general and administrative	128,311	130,568
Depreciation and amortization	63,547	63,423
Impairment expense on goodwill and intangible assets	82	1,205,731
Restructuring and other costs	1,990	12,591
Operating loss	34,980	(1,191,748)
Other income, net	2,547	3,478
Interest expense, net	(37,456)	(25,956)
Income / (loss) before taxes	71	(1,214,226)
Income tax benefit	3,879	(43,414)
Net loss	(3,808)	(1,170,812)
Less: net income attributable to non-controlling interest	0	371
Net loss attributable to the Company	$ (3,808)	$ (1,171,183)
Net loss per share attributable to the Company - basic	$ (0.06)	$ (19.41)
Net loss per share attributable to the Company - diluted	$ (0.06)	$ (19.41)
Net Loss	$ (3,808)	$ (1,170,812)
Other comprehensive loss, net of tax of $0:
Gain on foreign currency translation	2,174	14,396
Total comprehensive loss	(1,634)	(1,156,416)
Less: comprehensive income attributable to non-controlling interest	0	371
Total comprehensive loss attributable to the company	$ (1,634)	$ (1,156,787)